COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments

Future minimum lease commitments due for facilities under non-cancellable operating leases at December 31, 2016 are as follows:

Operating Leases
2017	$190,372
2018	211,726
2019	101,157
2020 and thereafter	165,659
Total minimum lease payments	$668,914